COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]
14.	COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company had no significant commitments or contractual obligations with any parties respecting executive compensation, consulting arrangements, or other matters. Management services provided are on a month to month basis.

The Company has entered into two leases for the provision of office space until January 31, 2014. The Company’s future minimum lease payments for the two leases are as follows:

Fiscal year ending December 31, 2012	$135,356	(Cdn$137,655)
Fiscal year ending December 31, 2013	135,985	(Cdn$138,295)
Fiscal year ending December 31, 2014	11,332	(Cdn$11,524)
	$282,673	(Cdn$287,474)